Related Party Transactions - Summary of Related Party Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts receivable	$ 3,396	$ 4,515	$ 880
Flying A
Related Party Transaction [Line Items]
Related party accounts receivable	1,528	2,412	549
Cisco Logistics
Related Party Transaction [Line Items]
Related party accounts receivable	1,493	1,489
Carbo
Related Party Transaction [Line Items]
Related party accounts receivable	193	591	116
Automatize
Related Party Transaction [Line Items]
Related party accounts receivable			191
Other
Related Party Transaction [Line Items]
Related party accounts receivable	$ 182	$ 23	$ 24